Goodwill and Identifiable Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets.

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	Apex	Oxford	Life Sciences	Healthcare	Physician	Total
Balance as of December 31, 2010
Gross goodwill	$—	$149,483	$12,561	$122,230	$37,163	$321,437
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	12,561	513	37,163	199,720
Valesta acquisition (see Note 4)	—	—	16,097	—	—	16,097
HCP acquisition (see Note 4)	—	—	—	—	14,407	14,407
Translation adjustment	—	—	(990)	—	—	(990)
Balance as of December 31, 2011
Gross goodwill	—	149,483	27,668	122,230	51,570	350,951
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	27,668	513	51,570	229,234
Apex acquisition (see Note 4)	266,788	—	—	—	—	266,788
Acquisition accounting	—	—	1,814	—	(9)	1,805
Translation adjustment	—	—	529	—	—	529
Balance as of December 31, 2012
Gross goodwill	266,788	149,483	30,011	122,230	51,561	620,073
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	$266,788	$149,483	$30,011	$513	$51,561	$498,356

Subsequent to the issuance of the Company's annual report on Form 10-K for the year ended December 31, 2011, the Company identified an error of $1.8 million to record deferred tax liabilities and a corresponding increase in goodwill related to Valesta's intangible assets. The Company considers this an immaterial adjustment and has corrected the goodwill and deferred tax liabilities as of December 31, 2012 reflecting the adjustment in the accompanying consolidated balance sheets, the adjustments in the non-cash supplemental disclosures in the consolidated statements of cash flows and related footnote disclosures. This adjustment has no effect on the Company's consolidated statements of operations and comprehensive income (loss).

As of December 31, 2012 and December 31, 2011, the Company had the following acquired intangible assets (in thousands):

		2012			2011
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Subject to amortization:
Customer relations	3 months – 10 years	$103,285	$23,338	$79,947	$11,077	$7,891	$3,186
Contractor relations	2 - 7 years	37,871	27,754	10,117	27,276	25,599	1,677
Non-compete agreements	2 - 7 years	2,986	1,062	1,924	899	604	295
		144,142	52,154	91,988	39,252	34,094	5,158
Not subject to amortization:
Trademarks		171,852	—	171,852	25,048	—	25,048
Goodwill		498,356	—	498,356	229,234	—	229,234
Total		$814,350	$52,154	$762,196	$293,534	$34,094	$259,440

Amortization expense for intangible assets with finite lives was $18.0 million in 2012, $2.3 million in 2011 and $2.1 million in 2010. Estimated amortization for the each of the next five fiscal years and thereafter follows (in thousands):

2013	$20,973
2014	16,823
2015	14,305
2016	12,369
2017	8,996
Thereafter	18,522
$91,988

Goodwill and other intangible assets having an indefinite useful life are not amortized for financial statement purposes. Goodwill and intangible assets with indefinite lives are reviewed for impairment on an annual basis as of October 31 and whenever certain events or changes in circumstances occur. No impairment charge was recorded for any of the reporting units as of October 31, 2012. Based upon the annual goodwill impairment test in 2011, there was no goodwill impairment charge. The Company recognized a goodwill impairment charge of $15.4 million in the fourth quarter of 2010. Goodwill for the Company's impaired reporting unit, Nurse Travel, with a carrying amount of $15.4 million was written down to the implied fair value of $0 resulting in an impairment charge of $15.4 million, which is included in income (loss) from discontinued operations, net of income taxes.